Note 4 - Compensation Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]

NOTE 4 - COMPENSATION PAYABLE

Certain members of the management team have deferred payment of their compensation for the benefit of the Company.  No interest is accrued on such deferral and no formal terms of payment have been established.

NOTE 4 - COMPENSATION PAYABLE Certain members of the management team have deferred payment of their compensation for the benefit of the Company. No formal terms of payment have been established.